Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income	Total USD ($)	Total CNY	Class A and Class B Ordinary shares [Member] CNY	Treasury stock [Member] CNY	Additional paid-in capital [Member] CNY	Statutory reserve [Member] CNY	Accumulated other comprehensive income / (loss) [Member] CNY	Retained earnings [Member] CNY	Non-controlling interest [Member] CNY	Comprehensive income attributable to Perfect World Co., Ltd. [Member] CNY
Balance, value at Dec. 31, 2008		1,665,602,383	223,481	(391,224,203)	1,177,967,483	94,945,533	(65,577,655)	849,267,744	0	0
Balance, shares at Dec. 31, 2008			282,736,045	(18,952,725)
Comprehensive income:
Net profit		1,037,701,040	0	0	0	0	0	1,037,201,399	499,641	1,037,201,399
Foreign currency translation gain / (loss)		124,213	0	0	0	0	124,213	0	0	124,213
Total comprehensive income		1,037,825,253							499,641	1,037,325,612
Share-based compensation cost		77,888,793	0	0	77,888,793	0	0	0	0	0
Appropriation to statutory reserves			0	0	0	86,617,974	0	(86,617,974)	0	0
Ordinary shares issued upon exercise of employee stock options, shares			6,058,300
Ordinary shares issued upon exercise of employee stock options, value		14,575,922	4,139		14,571,783	0	0	0	0	0
Repurchase of shares, shares				(20,713,235)
Repurchase of shares, value		(494,807,535)		(494,807,535)	0	0	0	0	0	0
Cancellation of repurchased shares, shares			(39,665,960)	39,665,960
Cancellation of repurchased shares, value		0	(29,114)	886,031,738	(886,002,624)	0	0	0	0	0
Acquisition of businesses (Note 10)		14,465,021	0	0	0	0	0	0	14,465,021	0
Change in the Company's economic interests in an affiliate (Note 10)		0	0	0	(3,326,007)	0	0	0	3,326,007
Balance, value at Dec. 31, 2009		2,315,549,837	198,506	0	381,099,428	181,563,507	(65,453,442)	1,799,851,169	18,290,669	0
Balance, shares at Dec. 31, 2009			249,128,385	0
Comprehensive income:
Net profit		826,562,667	0	0	0	0	0	840,700,773	(14,138,106)	840,700,773
Foreign currency translation gain / (loss)		(503,180)	0	0	0	0	(503,180)	0	0	(503,180)
Total comprehensive income		826,059,487	0	0	0	0	0	0	(14,138,106)	840,197,593
Share-based compensation cost		98,723,134	0	0	98,723,134	0	0			0
Appropriation to statutory reserves			0	0	0	57,700,883	0	(57,700,883)		0
Ordinary shares issued upon exercise of employee stock options, shares			1,882,695	0
Ordinary shares issued upon exercise of employee stock options, value		11,265,445	1,285	0	11,264,160	0	0	0	0	0
Excess tax benefits from share-based awards		769,168	0	0	769,168	0	0	0	0	0
Acquisition of businesses (Note 10)		123,945,972	0	0	0	0	0	0	123,945,972	0
Change in the Company's economic interests in an affiliate (Note 10)		(16,885,051)	0	0	1,233,434	0	0	0	(18,118,485)	0
Capital contribution from non- controlling interest and VIE shareholders		160,000	0	0	0	0	0	0	160,000	0
Balance, value at Dec. 31, 2010		3,359,587,992	199,791	0	493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance, shares at Dec. 31, 2010			251,011,080	0
Comprehensive income:
Net profit	155,716,277	980,062,680	0	0	0	0	0	983,986,415	(3,923,735)	983,986,415
Foreign currency translation gain / (loss)		5,525,927	0	0	0	0	5,525,927	0	0	5,525,927
Total comprehensive income		985,588,607	0	0	0	0	0	0	(3,923,735)	989,512,342
Share-based compensation cost		105,298,256	0	0	105,298,256	0	0	0	0	0
Appropriation to statutory reserves			0	0	0	31,541,131	0	(31,541,131)	0	0
Ordinary shares issued upon exercise of employee stock options, shares			1,730,880	0
Ordinary shares issued upon exercise of employee stock options, value		8,990,520	1,104	0	8,989,416	0	0	0	0	0
Repurchase of shares, shares			0	(21,832,745)
Repurchase of shares, value		(444,283,323)	0	(444,283,323)	0	0	0	0	0	0
Cancellation of repurchased shares, shares			(21,832,745)	21,832,745
Cancellation of repurchased shares, value		0	(13,947)	444,283,323	(444,269,376)	0	0	0	0	0
Change in the Company's economic interests in an affiliate (Note 10)		8,090,000	0	0	0	0	0	0	8,090,000	0
Disposal of film and television business (Note 11)		(44,047,547)	0	0	48,813,417	(2,790,728)	0	2,790,728	(92,860,964)	0
Capital contribution from non- controlling interest and VIE shareholders		6,184,165	0	0	500,000	0	0	0	5,684,165	0
Balance, value at Dec. 31, 2011	$ 633,217,667	3,985,408,670	186,948	0	212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516	0
Balance, shares at Dec. 31, 2011			230,909,215	0